Shareholder Fees - FidelityInternationalValueFund-RetailPRO	Dec. 30, 2024 USD ($)
FidelityInternationalValueFund-RetailPRO | Fidelity International Value Fund
Shareholder Fees:
(fees paid directly from your investment)	none